Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Balance Sheet/ Cash Flow Narrative (Details) $ in Millions, R$ in Billions	1 Months Ended	3 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 BRL (R$)	Dec. 31, 2025 USD ($)
Disclosure of depreciation, depletion and amortisation [Line Items]
Property, plant and equipment	$ 182,300	$ 182,300				$ 185,077
Decommissioning and other provisions	3,935	3,935				5,884
Adjustments for decrease (increase) in emissions instruments		(1,288)	$ (1,289)	$ (979)
Decrease through utilisation of recognised incentives		470
Assets and liabilities classified as held for sale
Disclosure of depreciation, depletion and amortisation [Line Items]
Property, plant and equipment	2,133	2,133				662
Decommissioning and other provisions	$ 466	466				$ 515
Raizen
Disclosure of depreciation, depletion and amortisation [Line Items]
Proportion of ownership interest in joint venture	44.00%
Conditional capital injection, amount	$ 685	$ 685			R$ 3.5